Note 20 - Stock-based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	21,958	63,858	33,853
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 34.60	$ 16.77	$ 22.97
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	21,958	63,858	33,853
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 34.60	$ 19.83	$ 22.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	7 years 9 months 18 days
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 246,000	$ 255,000	$ 214,000	$ 175,000
Share-based Payment Arrangement, Expense, after Tax	$ 183,000	$ 164,000	$ 266,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)	70,872
Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Month)	36 months	36 months	36 months	36 months